CIK 944148

Director
Securities Operations

NYSE Group

06042924

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERT NYS

RECD S.E.C.
JUL 2 7 2006
1086

1-32961

July 27, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CBIZ, INC., Common stock, $0.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 27, 2006. Tentative listing date – August 4, 2006.

Sincerely,

[signature]

PROCESSED
JUL 3 1 2006
THOMSON
FINANCIAL